Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 1,210,139	$ 1,077,662	$ 859,745
Vessel and rig/drillship operating expenses	649,722	373,122	190,614
Depreciation and amortization	335,458	274,281	192,891
(Gain)/ Loss on sale of assets	1,179	3,357	(9,435)
Impairment charge	0	144,688	3,588
General and administrative expenses	145,935	123,247	88,576
Gain/(loss) on interest rate swaps	(54,073)	(68,943)	(120,505)
Gain/ (loss) on FFA's	0	0	0
Income tax expense	(43,957)	(27,428)	(20,436)
Net income/(loss)	(288,593)	(47,286)	190,450
Net income/(loss) attributable to DryShips Inc.	(246,778)	(70,128)	188,327
Interest and finance cost	(210,128)	(146,173)	(66,825)
Interest income	4,203	16,575	21,866
Change in fair value of derivatives (gain)/loss	(54,506)	(38,155)	48,439
Total assets	8,878,491	8,621,689	6,984,494
Drybulk Segment (Member)
Revenues	227,141	365,361	457,804
Vessel and rig/drillship operating expenses	69,640	81,947	71,245
Depreciation and amortization	94,716	103,436	117,799
(Gain)/ Loss on sale of assets	1,046	2,603	(10,893)
Impairment charge	0	144,688	3,588
General and administrative expenses	52,576	70,974	65,874
Gain/(loss) on interest rate swaps	(13,229)	(35,488)	(80,202)
Gain/ (loss) on FFA's	(13,934)	(4,724)	0
Income tax expense	0	0	0
Net income/(loss)	(115,423)	(144,314)	20,373
Net income/(loss) attributable to DryShips Inc.	(115,423)	(144,314)	20,373
Interest and finance cost	(95,545)	(90,477)	(91,421)
Interest income	3,645	6,733	9,402
Change in fair value of derivatives (gain)/loss	(41,801)	(23,041)	15,320
Total assets	2,020,180	2,124,848	2,470,323
Tanker Segment (Member)
Revenues	41,095	12,652	0
Vessel and rig/drillship operating expenses	16,499	9,342	0
Depreciation and amortization	15,092	6,213	0
(Gain)/ Loss on sale of assets	0	0	0
Impairment charge	0	0	0
General and administrative expenses	9,712	5,555	0
Gain/(loss) on interest rate swaps	(3,870)	0	0
Gain/ (loss) on FFA's	13,934	4,724	0
Income tax expense	0	0	0
Net income/(loss)	(43,774)	(435)
Net income/(loss) attributable to DryShips Inc.	(43,774)	(435)
Interest and finance cost	(2,267)	3,761
Interest income	5	32
Change in fair value of derivatives (gain)/loss	3,358
Total assets	579,451	430,195	124,266
Drilling Rigs Segment (Member)
Revenues	941,903	699,649	401,941
Vessel and rig/drillship operating expenses	563,583	281,833	119,369
Depreciation and amortization	225,650	164,632	75,092
(Gain)/ Loss on sale of assets	133	754	1,458
Impairment charge	0	0	0
General and administrative expenses	83,647	46,718	22,702
Gain/(loss) on interest rate swaps	(36,974)	(33,455)	(40,303)
Gain/ (loss) on FFA's
Income tax expense	(43,957)	(27,428)	(20,436)
Net income/(loss)	(129,396)	97,463	170,077
Net income/(loss) attributable to DryShips Inc.	(87,581)	74,621	167,954
Interest and finance cost	(112,316)	(59,487)	24,596
Interest income	553	9,810	12,464
Change in fair value of derivatives (gain)/loss	(16,063)	(15,114)	33,119
Total assets	$ 6,278,860	$ 6,066,646	$ 4,389,905